GOODWILL - Changes in Goodwill (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Goodwill
Beginning Balance	$ 5,529,178	$ 0
Addition: acquisition of Nbpay	2,577,836
Ending Balance	8,107,014	5,529,178
Impairment loss	$ 0	$ 0